Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of Changes in Decommissioning Provision

	December 31,	December 31,
	2021	2020

Provisions, beginning of year	$8,279	$7,765
Decommissioning costs and change in estimates	4,962	348
Accretion on decommissioning provision	203	166
Provisions, end of year	$13,444	$8,279